Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) - SEK (kr) kr / shares in Units, kr in Millions			12 Months Ended
	Sep. 29, 2025	Mar. 27, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share			kr 2.7	kr 2.7	kr 2.5
Board of Directors [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			kr 9,500.0	kr 9,000.0
Shareholders [Member]
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares			kr 9,000.0	kr 9,000.0
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 1.42	kr 1.43	kr 2.85	kr 2.7	kr 2.7
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5
Voting rights of share holders			one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5
Voting rights of share holders			one tenth of one vote per share
Treasury shares			15,579,561	14,009,306	4,009,306
Class C Shares [Member] | Long-Term Variable Compensation Program LTV I 2023 [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5
Percentage of shares repurchased on capital stock			0.10%
Payments to acquire or redeem entitys shares			kr 20.5
Number of shares issuable			4,100,000
Payments on acquisition of repurchased shares			kr 20.7